INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2019	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks — 121.5%
Communication Services — 5.2%
21,000	Facebook, Inc., Class A (a)(b)	3,739,680
58,000	Intelsat (b)	1,322,400

		5,062,080

Consumer Discretionary — 7.0%
10,500	Alibaba Group Holding ADR (a)(b)	1,755,915
2,100	Amazon.com, Inc. (a)(b)	3,645,411
10,000	Expedia Group	1,344,100

		6,745,426

Energy — 1.5%
12,000	Pioneer Natural Resources (a)	1,509,240
Financials — 28.8%
10,000	Ameriprise Financial, Inc. (a)	1,471,000
15,000	Aon (a)	2,903,550
76,000	Athene Holding, Class A (a)(b)	3,196,560
60,500	BB&T Corp. (a)	3,228,885
68,000	CIT Group, Inc. (a)	3,081,080
12,600	CME Group, Inc., Class A (a)	2,662,884
10,000	Diamond Hill Investment Group (a)	1,381,300
47,000	E*TRADE Financial Corp. (a)	2,053,430
26,000	LPL Financial Holdings, Inc. (a)	2,129,400
12,000	S&P Global (a)	2,939,760
60,000	Western Alliance Bancorp (a)	2,764,800

		27,812,649

Healthcare — 9.2%
35,000	Aerie Pharmaceuticals, Inc. (a)(b)	672,700
70,000	Bristol-Myers Squibb (a)	3,549,700
50,000	CryoLife, Inc. (a)(b)	1,357,500
50,000	Heron Therapeutics, Inc. (a)(b)	925,000
2,000	Intuitive Surgical, Inc. (a)(b)	1,079,860
50,000	Portola Pharmaceuticals, Inc. (a)(b)	1,341,000

		8,925,760

Industrials — 12.7%
41,500	AMETEK	3,810,530
72,000	JetBlue Airways Corp. (a)(b)	1,206,000
40,000	Knight-Swift Transportation Holdings, Class A	1,452,000
1	Pendrell Corp. (b)	176,500
12,000	Roper Technologies, Inc. (a)	4,279,200
11,000	United Rentals (a)(b)	1,371,040

		12,295,270

Information Technology — 42.8%
19,000	Black Knight, Inc. (a)(b)	1,160,140
89,600	CDK Global, Inc. (a)	4,308,864
13,000	EPAM Systems (b)	2,370,160
12,000	Fidelity National Information Services	1,593,120
10,000	Fiserv (b)	1,035,900
14,000	Fortinet, Inc. (a)(b)	1,074,640
27,000	Global Payments (a)	4,293,000
15,500	Mastercard, Class A	4,209,335
23,000	Microsoft Corp. (a)	3,197,690
19,000	Proofpoint (a)(b)	2,451,950
90,000	Sage Group	766,812

Shares		Value ($)
Information Technology (continued)
15,000	salesforce.com, Inc. (a)(b)	2,226,600
9,000	ServiceNow (b)	2,284,650
20,000	Splunk (a)(b)	2,357,200
74,000	StoneCo, Class A (a)(b)	2,573,720
18,152	Super Micro Computer (a)(b)	348,518
29,500	Visa, Inc., Class A (a)	5,074,295

		41,326,594

Materials — 5.2%
33,000	Vulcan Materials (a)	4,990,920

Real Estate — 6.0%
59,500	CBRE Group, Class A (a)(b)	3,154,095
11,000	SBA Communications, Class A , REIT	2,652,650

		5,806,745

Utilities — 3.1%
13,000	NextEra Energy (a)	3,028,870

	Total Common Stocks (Cost $113,430,951)	117,503,554

Registered Investment Company — 7.4%
374,333	Highland Merger Arbitrage Fund, Class Z (c)	7,179,700

	Total Registered Investment Companies (Cost $7,507,823)	7,179,700

Contracts
Purchased Put Options(b) — 1.5%
	Total Purchased Put Options (Cost $2,106,858)	1,407,735

Contracts
Purchased Call Options(b) — 0.0%
	Total Purchased Call Options (Cost $22,515)	12,000

Cash Equivalents — 1.4%
Money Market Fund(d) — 1.4%
1,345,654	Dreyfus Treasury & Agency Cash Management, Institutional Class 1.810%	1,345,654

	Total Cash Equivalents (Cost $1,345,654)	1,345,654

Total Investments — 131.8% (Cost $124,413,801)		127,448,643

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2019	Highland Long/Short Equity Fund

Shares		Value ($)
Securities Sold Short — (22.5)%
Common Stocks — (22.5)%
Communication Services — (1.5)%
(5,500)	Netflix, Inc. (e)	(1,471,910)

Consumer Discretionary — (2.6)%
(6,000)	International Speedway, Class A	(270,060)
(5,000)	McDonald’s	(1,073,550)
(5,000)	Tesla, Inc. (e)	(1,204,350)

		(2,547,960)

Consumer Staples — (3.6)%
(43,500)	General Mills	(2,397,720)
(7,000)	Hershey Co.	(1,084,930)

		(3,482,650)

Financials — (5.3)%
(18,000)	T Rowe Price Group	(2,056,500)
(18,500)	Texas Capital Bancshares (e)	(1,011,025)
(41,000)	Wells Fargo & Co	(2,068,040)

		(5,135,565)

Industrials — (6.7)%
(12,000)	Armstrong World Industries	(1,160,400)
(51,000)	Graco, Inc.	(2,348,040)
(8,500)	JB Hunt Transport Services	(940,525)
(12,000)	Old Dominion Freight Line	(2,039,640)

		(6,488,605)

Information Technology — (2.2)%
(10,000)	Check Point Software Technologies (e)	(1,095,000)
(10,000)	PayPal Holdings, Inc. (e)	(1,035,900)

		(2,130,900)

Utilities — (0.6)%
(8,000)	El Paso Electric	(536,640)

	Total Common Stocks (Proceeds $21,331,906)	(21,794,230)

	Total Securities Sold Short - (22.5)% (Proceeds $21,331,906)	(21,794,230)

Exchange-Traded Funds — (5.2)%
(25,000)	ETFMG Alternative Harvest ETF	(519,000)
(40,000)	Financial Select Sector SPDR Fund ETF	(1,120,000)
(8,500)	Industrial Select Sector SPDR Fund ETF	(659,855)
(9,500)	Invesco QQQ Trust Series 1, Ser 1	(1,793,695)
(3,000)	SPDR S&P 500 ETF Trust ETF	(890,310)

		(4,982,860)

	Total Exchange-Traded Funds (Cost $-5,263,415)	(4,982,860)

Other Assets & Liabilities, Net – (f) (4.1)%		(3,975,912)

Net Assets — 100.0%		96,695,641

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $7,179,700.
(b)	Non-income producing security.
(c)	Affiliated issuer. Assets with a total aggregate market value of $6,000,845, or 6.2% of net assets, were affiliated with the Fund as of September 30, 2019.
(d)	Rate shown is 7 day effective yield.
(e)	No dividend payable on security sold short.
(f)	As of September 30, 2019, $1,808,146 in cash was segregated or on deposit with the broker to cover investments sold short and is included in “Other Assets &Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2019	Highland Long/Short Equity Fund

Purchased options contracts outstanding as of September 30, 2019 were as follows:

Description	Exercise price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
E*TRADE Financial	$41.50	October 2019	350	$1,529,150	$47,001	$24,325
SPDR S&P 500 ETF Trust	292.00	October 2019	350	$10,386,950	66,251	15,050
Athene Holding	40.00	October 2019	600	$2,523,600	32,653	21,000
Black Knight, Inc.	60.00	October 2019	250	$1,526,500	31,322	16,250
CBRE Group	50.00	October 2019	520	$2,756,520	36,799	11,960
Ameriprise Financial, Inc.	130.00	October 2019	40	$588,400	15,252	900
Ameriprise Financial, Inc.	145.00	November 2019	50	$735,500	27,144	27,000
iShares MSCI Hong Kong ETF	21.00	October 2019	1,000	$2,270,000	31,088	15,000
Roper Technologies	330.00	October 2019	60	$2,139,600	38,657	5,850
Roper Technologies	350.00	October 2019	50	$1,783,000	25,064	22,500
Facebook	170.00	November 2019	130	$2,315,040	68,781	63,700
Mastercard	265.00	October 2019	80	$2,172,560	47,423	25,280
MSCI	210.00	November 2019	60	$1,306,500	55,079	42,000
CIT Group	45.00	October 2019	300	$1,359,300	26,186	27,750
AMETEK	85.00	October 2019	415	$3,810,530	29,585	10,375
Communication Services Select Sector SPDR Fund	49.00	October 2019	1,000	$4,952,000	78,288	60,000
Fiserv	100.00	October 2019	100	$1,035,900	21,373	11,100
Portola Pharmaceuticals	25.00	October 2019	500	$1,341,000	53,760	25,000
Heron Therapeutics	19.00	October 2019	500	$925,000	52,807	70,000
salesforce.com	150.00	October 2019	100	$1,484,400	37,934	42,600
Alibaba Group Holding	165.00	November 2019	50	$836,150	40,184	34,800
iShares Russell 2000 ETF	149.00	October 2019	600	$9,080,400	108,174	97,200
Consumer Discretionary Select Sector SPDR Fund	119.00	October 2019	500	$6,035,000	79,122	49,500
United Rentals	110.00	October 2019	45	$560,880	17,608	4,725
United Rentals	120.00	October 2019	70	$872,480	29,490	25,620
Pioneer Natural Resources	120.00	November 2019	120	$1,509,240	51,175	48,600
ServiceNow	250.00	October 2019	50	$1,269,250	36,146	31,000
Visa	165.00	November 2019	150	$2,580,150	54,901	37,500
Fortinet	75.00	October 2019	140	$1,074,640	24,970	21,000
Fidelity National Information Services	125.00	October 2019	100	$1,327,600	21,780	6,000
S&P Global	240.00	October 2019	100	$2,449,800	34,129	29,500
Splunk	105.00	October 2019	100	$1,178,600	34,129	5,500
Splunk	115.00	October 2019	100	$1,178,600	21,129	30,000
SBA Communications	230.00	October 2019	110	$2,652,650	43,261	30,250
SBA Communications	230.00	November 2019	60	$1,446,900	37,857	30,900
Western Alliance Bancorp	45.00	October 2019	400	$1,843,200	37,935	33,000
Global Payments	155.00	November 2019	100	$1,590,000	58,024	48,000
Microsoft	135.00	November 2019	100	$1,390,300	40,629	33,000
StoneCo	32.50	October 2019	350	$1,217,300	52,721	35,000
StoneCo	34.00	October 2019	450	$1,565,100	47,830	51,750
Aon	180.00	October 2019	80	$1,548,560	21,960	6,200
Aon	190.00	October 2019	60	$1,161,420	16,577	11,400
EPAM Systems	175.00	October 2019	80	$1,458,560	32,565	15,200
NextEra Energy	220.00	November 2019	130	$3,028,870	27,077	23,270
JetBlue Airways	16.00	November 2019	450	$753,750	22,972	18,000
Vulcan Materials	135.00	October 2019	300	$4,537,200	67,676	6,000
Vulcan Materials	145.00	October 2019	150	$2,268,600	31,693	15,300
Bristol-Myers Squibb	46.00	October 2019	600	$3,042,600	63,533	7,200
Bristol-Myers Squibb	49.00	October 2019	300	$1,521,300	19,886	14,100
CME Group	200.00	November 2019	80	$1,690,720	21,393	23,600
Proofpoint	120.00	October 2019	100	$1,290,500	31,545	11,500

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2019	Highland Long/Short Equity Fund

Description	Exercise price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
Intuitive Surgical	520.00	November 2019	20	$1,079,860	31,552	25,480
iShares China Large-Capital ETF	37.50	October 2019	1,000	$3,980,000	24,788	10,000

					$2,106,858	$1,407,735

Description	Exercise price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Graco	$50.00	November 2019	400	$1,841,600	$22,515	$12,000

Description	Exercise price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Portola Pharmaceuticals	$30.00	October 2019	(200)	$(536,400)	$(24,551)	$(4,400)